Organizations and Principal Activities (Details) - Schedule of VIEs and VIEs’ Subsidiaries After the Elimination of Inter-Company Transactions of Balance Sheet - Subsidiaries [Member]
¥ in Thousands, $ in Thousands
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 59,263	$ 8,155	¥ 51,854
Other current assets	131,027	18,030	195,143
Total current assets	190,290	26,185	246,997
Property and equipment, net	48,752	6,708	54,505
Right-of-use assets, net	129,955	17,882	142,456
Other non-current assets	66,349	9,130	95,246
Total non-current assets	245,056	33,720	292,207
TOTAL ASSETS	435,346	59,905	539,204
Accounts payable	170,603	23,476	198,318
Lease liabilities, current	41,152	5,663	36,927
Other current liabilities	145,042	19,958	183,746
Total current liabilities	356,797	49,097	418,991
Lease liabilities, non-current	64,672	8,899	70,628
Other non-current liabilities	7,430	1,022	9,185
Total non-current liabilities	72,102	9,921	79,813
TOTAL LIABILITIES	¥ 428,899	$ 59,018	¥ 498,804